3. Loans, Allowance for Loan Losses and Credit Quality (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses, Beginning balance				$ 4,854,915				$ 4,312,080	$ 4,854,915	$ 4,312,080
Charge-offs									(543,839)	(388,429)
Recoveries									54,798	261,264
Provision (credit)	135,000	135,000	135,000	135,000	206,250	137,500	120,000	206,250	540,000	670,000
Allowance for loan losses, Ending balance	4,905,874				4,854,915				4,905,874	4,854,915
Allowance for loan losses evaluated for impairment, Individually	77,800				351,400				77,800	351,400
Allowance for loan losses evaluated for impairment, Collectively	4,828,074				4,503,515				4,828,074	4,503,515
Allowance for loan losses	4,905,874				4,854,915				4,905,874	4,854,915
Loans evaluated for impairment, Individually	3,371,728				4,108,216				3,371,728	4,108,216
Loans evaluated for impairment, Collectively	444,433,227				435,800,710				444,433,227	435,800,710
Total Loans	447,804,955				439,908,926				447,804,955	439,908,926
Commercial and industrial
Allowance for loan losses, Beginning balance				516,382				428,381	516,382	428,381
Charge-offs									(153,329)	(83,344)
Recoveries									6,249	2,953
Provision (credit)									277,417	168,392
Allowance for loan losses, Ending balance	646,719				516,382				646,719	516,382
Allowance for loan losses evaluated for impairment, Individually	0				27,500				0	27,500
Allowance for loan losses evaluated for impairment, Collectively	646,719				488,882				646,719	488,882
Allowance for loan losses	646,719				516,382				646,719	516,382
Loans evaluated for impairment, Individually	390,605				373,696				390,605	373,696
Loans evaluated for impairment, Collectively	63,999,615				55,245,589				63,999,615	55,245,589
Total Loans	64,390,220				55,619,285				64,390,220	55,619,285
Commercial Real Estate
Allowance for loan losses, Beginning balance				2,143,398				1,536,440	2,143,398	1,536,440
Charge-offs									(167,841)	(124,849)
Recoveries									0	185,791
Provision (credit)									336,379	546,016
Allowance for loan losses, Ending balance	2,311,936				2,143,398				2,311,936	2,143,398
Allowance for loan losses evaluated for impairment, Individually	34,400				147,700				34,400	147,700
Allowance for loan losses evaluated for impairment, Collectively	2,277,536				1,995,698				2,277,536	1,995,698
Allowance for loan losses	2,311,936				2,143,398				2,311,936	2,143,398
Loans evaluated for impairment, Individually	1,930,993				1,386,477				1,930,993	1,386,477
Loans evaluated for impairment, Collectively	164,680,837				155,549,326				164,680,837	155,549,326
Total Loans	166,611,830				156,935,803				166,611,830	156,935,803
Residential Real Estate 1st Lien
Allowance for loan losses, Beginning balance				1,452,184				1,563,576	1,452,184	1,563,576
Charge-offs									(58,904)	(56,430)
Recoveries									14,543	15,819
Provision (credit)									(137,057)	(70,781)
Allowance for loan losses, Ending balance	1,270,766				1,452,184				1,270,766	1,452,184
Allowance for loan losses evaluated for impairment, Individually	43,400				99,700				43,400	99,700
Allowance for loan losses evaluated for impairment, Collectively	1,227,366				1,352,484				1,227,366	1,352,484
Allowance for loan losses	1,270,766				1,452,184				1,270,766	1,452,184
Loans evaluated for impairment, Individually	721,241				1,788,793				721,241	1,788,793
Loans evaluated for impairment, Collectively	163,244,883				171,058,281				163,244,883	171,058,281
Total Loans	163,966,124				172,847,074				163,966,124	172,847,074
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance				366,471				332,556	366,471	332,556
Charge-offs									(51,389)	(56,797)
Recoveries									240	21,277
Provision (credit)									5,777	69,435
Allowance for loan losses, Ending balance	321,099				366,471				321,099	366,471
Allowance for loan losses evaluated for impairment, Individually	0				76,500				0	76,500
Allowance for loan losses evaluated for impairment, Collectively	321,099				289,971				321,099	289,971
Allowance for loan losses	321,099				366,471				321,099	366,471
Loans evaluated for impairment, Individually	328,889				559,250				328,889	559,250
Loans evaluated for impairment, Collectively	44,472,594				45,128,155				44,472,594	45,128,155
Total Loans	44,801,483				45,687,405				44,801,483	45,687,405
Consumer
Allowance for loan losses, Beginning balance				105,279				138,699	105,279	138,699
Charge-offs									(112,376)	(67,009)
Recoveries									33,766	35,424
Provision (credit)									92,150	(1,835)
Allowance for loan losses, Ending balance	118,819				105,279				118,819	105,279
Allowance for loan losses evaluated for impairment, Individually	0				0				0	0
Allowance for loan losses evaluated for impairment, Collectively	118,819				105,279				118,819	105,279
Allowance for loan losses	118,819				105,279				118,819	105,279
Loans evaluated for impairment, Individually	0				0				0	0
Loans evaluated for impairment, Collectively	8,035,298				8,819,359				8,035,298	8,819,359
Total Loans	8,035,298				8,819,359				8,035,298	8,819,359
Unallocated
Allowance for loan losses, Beginning balance				271,201				312,428	271,201	312,428
Charge-offs									0	0
Recoveries									0	0
Provision (credit)									(34,666)	(41,227)
Allowance for loan losses, Ending balance	236,535				271,201				236,535	271,201
Allowance for loan losses evaluated for impairment, Individually	0				0				0	0
Allowance for loan losses evaluated for impairment, Collectively	236,535				271,201				236,535	271,201
Allowance for loan losses	$ 236,535				$ 271,201				$ 236,535	$ 271,201